Stock-based compensation (Detail) - Nonvested Options Activity (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 21, 2013	Feb. 25, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding			3,870,758	508,750	1,314,722	883,993
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.33	$ 0.66	$ 2.48	$ 4.69
Granted			4,593,644	1,150,000	1,375,000
Granted (in Dollars per share)			$ 0.35	$ 0.23	$ 2.01
Vested		(375,000)	(1,180,386)	(1,901,722)	(943,084)
Vested (in Dollars per share)			$ 0.41	$ 1.52	$ 3.85
Cancelled	(1,113,644)		(43,750)
Cancelled (in Dollars per share)	$ 2.92		$ 2.87
Forfeited or expired			(7,500)	(54,250)	(1,187)
Forfeited or expired (in Dollars per share)			$ 5.25	$ 3.41	$ 3.62